CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 15:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company's CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

The Company operates in three operating segments, as follows:

•

Satellite Networks is focused on developing and supplying networks that are used as the platform that enables the latest satellite constellations of high throughput satellites ("HTS"), very high throughput satellites ("VHTS") and Non-GEO-Stationary Orbit ("NGSO") opportunities worldwide. The segment provides advanced broadband satellite communication networks and associated professional services and comprehensive turnkey solutions and managed satellite network services solutions. Segment’s customers are service providers, satellite operators, mobile network operators (“MNO”), Telcos, large enterprises, system integrators, defense, homeland security organizations and governments worldwide. Principal applications include IFC, cellular backhaul, maritime, social inclusion solutions, government, defense and enterprise networks and are driving meaningful partnerships with satellite operators to leverage the segment’s technology and breadth of services to deploy and operate the ground-based satellite communication networks. The segment’s product portfolio includes a leading satellite network platform with high-speed VSATs, high performance on-the-move antennas, BUCs and transceivers, as well as multi-band deployable ku/ka/x earth terminal (“DKET”) terminals, and durable, ultra-portable terminals for quick connectivity in remote locations.

•

Integrated Solutions is focused on developing, manufacturing and supplying products and solutions for mission-critical defense and broadcast satellite communications systems, advanced on-the-move and on-the-pause satellite communications equipment, systems and solutions, including airborne, ground-mobile satellite systems and solutions. The integrated solutions product portfolio comprises of leading high-efficiency, high-power solid state power amplifiers (“SSPA”), BUCs and transceivers with a field-proven, high-performance variety of frequency bands. The segment’s customers are satellite operators, IFC service providers, defense and homeland security system integrators, and NGSO gateway integrators.

•
Network Infrastructure and Services is focused on telecom operation and implementation of large-scale network projects in Peru. The segment provides terrestrial (fiber optic and wireless network) and satellite network construction and operation. The segment serves the Company’s customers through technology integration, managed networks and services, connectivity services, internet access and telephony over the segment’s networks. The segment implements projects using various technologies (including third party technology), mainly based on BOT and BOO contracts.

a.	Information on the reportable operating segments:

1.
The measurement of operating income (loss) in the reportable operating segments is based on the same accounting principles applied in these consolidated financial statements and includes certain corporate overhead allocations.

2.	Financial information relating to reportable operating segments:
	Year ended December 31, 2024
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Total

Revenues	$198,174	$54,925	$52,349	$305,448
Cost of Revenues	114,018	38,220	39,879	192,117
Gross profit	84,156	16,705	12,470	113,331

Research and development expenses, net	28,684	9,452	-	38,136
Selling and marketing expenses	22,916	2,304	2,161	27,381
General and administrative expenses	15,243	4,765	6,860	26,868
Other operating expenses (income), net *)	1,877	631	(9,259)	(6,751)

Operating income (loss)	15,436	(447)	12,708	27,697
Financial income, net				1,504
Income before taxes on income				29,201
Taxes on income				(4,352)
Net income				$24,849

Depreciation and amortization expenses	$9,082	$2,712	$1,760	$13,554

	Year ended December 31, 2023
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Total

Revenues	$168,527	$46,133	$51,430	$266,090
Cost of Revenues	79,984	34,651	46,510	161,145
Gross profit	88,543	11,482	4,920	104,945

Research and development expenses, net	30,415	10,758	-	41,173
Selling and marketing expenses	21,316	2,292	1,635	25,243
General and administrative expenses	6,818	5,231	7,166	19,215
Other operating income, net *)	(6,162)	-	(2,609)	(8,771)

Operating income (loss)	36,156	(6,799)	(1,272)	28,085
Financial income, net				109
Income before taxes on income				28,194
Taxes on income				(4,690)
Net income				$23,504

Depreciation and amortization expenses	$6,286	$3,124	$3,992	$13,402

		Year ended December 31, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$120,381	$61,376	$58,083	$-	$239,840
Cost of Revenues	63,463	43,742	45,727	-	152,932
Gross profit	56,918	17,634	12,356	-	86,908
				-
Research and development expenses, net	26,045	9,595	-	-	35,640
Selling and marketing expenses	18,043	2,068	1,583	-	21,694
General and administrative expenses	7,068	5,212	6,132	-	18,412
Other operating expenses, net *)	438	-	-	-	438
Impairment of held for sale asset	-	-	-	771	771

Operating income (loss)	5,324	759	4,641	(771)	9,953
Financial expenses, net					(2,818)
Income before taxes on income					7,135
Taxes on income					(13,063)
Net loss					$(5,928)

Depreciation and amortization expenses	$5,009	$3,093	$3,506	$-	$11,608

*) See Note 14

b.	Geographic information: Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2024	2023	2022

United States	$145,780	$103,389	$96,954
Peru	52,383	53,187	58,251
Israel	15,386	4,074	2,570
Others	91,899	105,440	82,065

	$305,448	$266,090	$239,840

c.	The Company’s long-lived assets (property and equipment, net and operating lease right-of-use assets) are located as follows:

	December 31,
	2024	2023

Israel	$57,413	$59,141
United States	9,046	9,085
Peru	5,011	5,806
Others	5,920	5,388

	$77,390	$79,420

d.	The table below represents the revenues from major customers and their segments:

	Year ended December 31,
	2024	2023	2022
Customer A – Network Infrastructure and Services	15%	15%	21%
Customer B – Satellite Networks	12%	14%	*	)
Customer C – Satellite Networks	11%	15%	*	)

*) Less than 10%

Customer A is located in Peru, Customer B is located in the European Union and Customer C is located in the United States of America.

e.

Commencing January 1, 2025, as the Company increases its focus on the defense market segment and the IFC sectors as primary growth engines, the Company operates in three new operating segments as follows:

•
Gilat Defense Division: provides secure, rapid-deployment solutions for military organizations, government agencies, and defense integrators, with a strong focus on the U.S. Department of Defense resulting from the Company’s strategic acquisition of DataPath Inc. By integrating technologies from Gilat, Gilat DataPath, and Gilat Wavestream, the Gilat Defense Division delivers resilient battlefield connectivity with multiple layers of communication redundancy for high availability.

•
Gilat Commercial Division: provides advanced broadband satellite communication networks for IFC, Enterprise and Cellular Backhaul, supporting HTS, VHTS, and NGSO constellations with turnkey solutions for service providers, satellite operators, and enterprises. The Company’s acquisition of SBS (see Note 19) serves as the cornerstone of this division, strengthening the Company’s position in the IFC market and enabling the Company to provide cutting-edge connectivity solutions that meet the demands of passengers, airlines, and service providers worldwide.

•
Gilat Peru Division: specializes in end-to-end telco solutions, including the operation and implementation of large-scale network projects. With expertise in terrestrial fiber optic, wireless, and satellite networks, the Gilat Peru Division provides technology integration, managed networks and services, connectivity solutions, and reliable internet and voice access across the region.